MATERIAL ACCOUNTING POLICY INFORMATION - Schedule of Intangible Assets (Details) - Top of range	12 Months Ended
Dec. 31, 2025
Water and sewage concession rights
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization periods (in years)	50 years
Brand and trademarks
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization periods (in years)	15 years
Computer software
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization periods (in years)	5 years
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization periods (in years)	15 years
Proprietary technology
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization periods (in years)	5 years